UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments LLC
Address: 340 Soquel Avenue, Suite 115
         Santa Cruz, CA  95062

13F File Number:  028-13511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

  /s/  Jeffrey R. Scharf     Santa Cruz, CA     May 07, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $672,330 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106    30571   729260 SH       SOLE                        0   120195   609065
AFLAC INC                      COM              001055102    38392   707167 SH       SOLE                        0   102876   604291
ALCON INC                      COM SHS          H01301102    16878   104470 SH       SOLE                        0     2585   101885
AUTOMATIC DATA PROCESSING IN   COM              053015103    12607   283504 SH       SOLE                        0    39774   243730
BECTON DICKINSON & CO          COM              075887109    30487   387231 SH       SOLE                        0    60645   326586
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     5359       44 SH       SOLE                        0       32       12
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    23000   283005 SH       SOLE                        0    10270   272735
CANADIAN NATL RY CO            COM              136375102    23152   382103 SH       SOLE                        0     8499   373604
CHEVRON CORP NEW               COM              166764100    29916   394510 SH       SOLE                        0    65400   329110
DISNEY WALT CO                 COM DISNEY       254687106    26964   772392 SH       SOLE                        0   117806   654586
DST SYS INC DEL                COM              233326107    15516   374335 SH       SOLE                        0    87484   286851
FISERV INC                     COM              337738108    32863   647411 SH       SOLE                        0    97124   550287
GENL AMERN INVS PREF B         Preferred B      368802401     3636   146499 SH       SOLE                        0     1360   145139
GOLDMAN SACHS SER D PFD        Preferred D      38144G804     7639   345647 SH       SOLE                        0   186098   159549
GRAINGER W W INC               COM              384802104    23515   217486 SH       SOLE                        0     4810   212676
HEWLETT PACKARD CO             COM              428236103    31003   583319 SH       SOLE                        0    96347   486972
JOHNSON & JOHNSON              COM              478160104    30447   466979 SH       SOLE                        0    74235   392744
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100    16050   273798 SH       SOLE                        0     9809   263989
KRAFT FOODS INC                CL A             50075N104    18605   615240 SH       SOLE                        0   155185   460055
MCDONALDS CORP                 COM              580135101    32070   480659 SH       SOLE                        0    77676   402983
MCKESSON CORP                  COM              58155Q103    24720   376137 SH       SOLE                        0    40910   335227
MICROSOFT CORP                 COM              594918104    34377  1173765 SH       SOLE                        0   170756  1003009
NESTLE S A REG B ADR           SPONSORED ADR    641069406    17201   335275 SH       SOLE                        0    97398   237877
NESTLE S A REG ORD             Ordinary         H57312466    14717   286853 SH       SOLE                        0     3260   283593
NOVARTIS A G                   SPONSORED ADR    66987V109    31515   582529 SH       SOLE                        0    96098   486431
SAP AG                         SPON ADR         803054204    19626   407423 SH       SOLE                        0    56448   350975
SPDR GOLD TRUST                GOLD SHS         78463V107    24612   225904 SH       SOLE                        0     8940   216964
SUNCOR ENERGY INC NEW          COM              867224107    15694   482309 SH       SOLE                        0    78223   404086
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    12575   539470 SH       SOLE                        0   104170   435300
WAL MART STORES INC            COM              931142103    28623   514795 SH       SOLE                        0    88880   425915